3. SALE OF FOREIGN SUBSIDIARY (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Current Assets	R$ 12,014,483		R$ 11,881,496
Cash and cash equivalents	2,248,004		3,411,572		R$ 4,871,162	R$ 7,861,052
Trade Receivable	2,078,182		2,197,078
Inventory	5,039,560		4,464,419
Non-current assets	35,313,041		33,328,474
Property, plant and equipment	18,046,864		17,964,839		18,135,879
TOTAL ASSETS	47,327,524		45,209,970
LIABILITIES
Current Liabilities	11,438,552		10,670,050
Tax payables	251,746		264,097
Non-current liabilities	25,875,532		26,251,691
Borrowings and Financing	5,019,978
Shareholders' equity (disposal)	R$ 10,013,440		8,288,229		7,384,521	R$ 7,091,288
LLC
ASSETS
Current Assets		R$ 418,014
Cash and cash equivalents		760,000	R$ 33,930	R$ 38,860	R$ 112,428
Trade Receivable		114,266
Inventory		299,373
Other current assets		3,615
Non-current assets		191,431
Other non-current assets		205
Property, plant and equipment		191,226
TOTAL ASSETS		609,445
LIABILITIES
Current Liabilities		89,810
Borrowings and Financing		5,446
Social and Labor obligations		5,526
Trade payables		76,400
Tax payables		1,398
Other payables		1,040
Non-current liabilities		5,098
Borrowings and Financing		5,098
Shareholders' equity (disposal)		514,537
TOTAL LIABILITIES		R$ 609,445